Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
VAT recoverable	6,754	12,454	1,954
Prepaid expense	6,919	8,553	1,342
Prepayment for property and equipment	-	19,000	2,982
Investment disposal receivable(1)	-	30,000	4,708
Advance to Weiliantong(2)	-	86,858	13,630
Loan receivable(3)	-	8,000	1,255
Other receivables	80	500	78
Subtotal:	13,753	165,365	25,949
Less: allowance for doubtful accounts	-	-	-
Prepaid expenses and other current assets, net	13,753	165,365	25,949

(1)	The Company invested RMB 30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021 (Note 17), one of the shareholders of Yieryi bought such equity interest back from the Company for RMB 30,000.

(2)	The balance represented advance of RMB 86,858 to Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) related to the acquisition (Note 17), which was subsequently offset against acquisition consideration.

(3)	The balance represented a working capital loan to Jiada Hexin (Beijing) Technology Co., Ltd. The loan was from October 20, 2021 to December 31, 2022 with annual interest rate of 2.4% from October 20, 2021 to December 31, 2021 and annual interest rate of 6.0% from January 1, 2022 to December 31, 2022.

Schedule of analysis of the allowance for doubtful accounts
	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Balance, beginning of year	-	-	-	-
Additions	20	-	-	-
Write off	(20)	-	-	-
Balance, end of year	-	-	-	-